PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 18,088	$ 14,611	$ 35,098	$ 28,643	$ 0	$ 58,384